Overview, Basis of Presentation and Significant Accounting Policies - Summary of Gross Billings to Customers and Net Sales for Services and Products (Details) - USD ($) $ in Thousands		3 Months Ended										12 Months Ended
		Aug. 25, 2017	[2]	May 26, 2017	Feb. 24, 2017	[3]	Nov. 25, 2016	Aug. 26, 2016	May 27, 2016	Feb. 26, 2016	Nov. 27, 2015	Aug. 25, 2017		Aug. 26, 2016		Aug. 28, 2015
Accounting Policies [Abstract]
Service revenue, net												$ 36,843		$ 44,453		$ 40,235
Cost of purchased materials - service	[1]											864,256		1,390,624		1,503,968
Gross billings for services												901,099		1,435,077		1,544,203
Product net sales												724,448		489,970		603,234
Gross billings to customers												1,625,547		1,925,047		2,147,437
Net sales		$ 223,019		$ 206,974	$ 171,954		$ 159,344	$ 146,201	$ 149,609	$ 116,961	$ 121,652	$ 761,291	[4]	$ 534,423	[4]	$ 643,469	[4]

[1]	Represents cost of sales associated with service revenue reported on a net basis.
[2]	Included $6.7 million loss on early payment of term loan for principal amount of $61.1 million in June 2017 related to IPO, and $15.2 million loss on extinguishment of long-term debt for principal payment of $151.0 million in August 2017.
[3]	Included $1.7 million debt extension costs associated with the amendment of our senior secured term loan and revolving credit facility in November 2016, and $1.4 million loss on a February 2017 extinguishment.
[4]	Includes sales to affiliates of $73,455, $38,817 and $96,996 in fiscal 2017, 2016 and 2015, respectively (see Note 3).